Digital Assets - Schedule of Reconciliation of Hype Digital Assets (Details) $ in Thousands	3 Months Ended			9 Months Ended
	Mar. 31, 2026 USD ($) Tokens	Dec. 31, 2025 USD ($) Tokens	Sep. 30, 2025 USD ($) Tokens	Mar. 31, 2026 USD ($) Tokens
Crypto Asset, Activity [Line Items]
Digital assets beginning balance	$ 327,610	$ 0	$ 0	$ 0
Contributions of HYPE digital assets from Rorschach Contributions		580,466
Purchases	164,246	9,000	0
Sales	(3,373)
Unrealized gains	198,435	93,200
Loss on HYPE contribution commitment	0	(169,156)		(169,156)
Receipt of HYPE digital assets from staking activities	2,626	500
Other receipts of HYPE digital assets	1
Digital assets ending balance	689,545	327,610	0	689,545
Hype [Member]
Crypto Asset, Activity [Line Items]
Digital assets beginning balance	327,610	0	0	0
Contributions of HYPE digital assets from Rorschach Contributions		580,466
Purchases	160,373	9,000	0
Sales	0
Unrealized gains	198,435	93,200
Loss on HYPE contribution commitment		(169,156)
Receipt of HYPE digital assets from staking activities	2,626	500
Other receipts of HYPE digital assets	1
Digital assets ending balance	$ 689,045	$ 327,610	$ 0	$ 689,045
Digital assets beginning balance | Tokens	12,857,533	0	0	0
Contributions of HYPE digital assets from Rorschach Contributions | Tokens		12,517,592
Purchases | Tokens	5,884,940	321,224	0
Sales | Tokens	0
Receipt of HYPE digital assets from staking activities | Tokens	83,832	18,717
Digital assets ending balance | Tokens	18,826,355	12,857,533	0	18,826,355
Other receipts of HYPE digital assets | Tokens	50
USDC [Member]
Crypto Asset, Activity [Line Items]
Digital assets beginning balance	$ 0	$ 0	$ 0	$ 0
Contributions of HYPE digital assets from Rorschach Contributions		0
Purchases	3,873	0	0
Sales	(3,373)
Unrealized gains	0	0
Loss on HYPE contribution commitment		0
Receipt of HYPE digital assets from staking activities	0	0
Other receipts of HYPE digital assets	0
Digital assets ending balance	$ 500	$ 0	$ 0	$ 500
Digital assets beginning balance | Tokens	0	0	0	0
Contributions of HYPE digital assets from Rorschach Contributions | Tokens		0
Purchases | Tokens	3,873,420	0	0
Sales | Tokens	(3,373,420)
Receipt of HYPE digital assets from staking activities | Tokens	0	0
Digital assets ending balance | Tokens	500,000	0	0	500,000
Other receipts of HYPE digital assets | Tokens	0